Financial Instruments - Schedule of Lines of Credit (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of detailed information about financial instruments [abstract]
Other lines of credit in foreign subsidiaries	$ 248
Other lines of credit from banks	310
Revolving credit facility	1,121
Total	1,679
Other lines of credit in foreign subsidiaries, available	87
Other lines of credit from banks, available	310
Revolving credit facility, available	1,121
Total, available	$ 1,518